LVIP Delaware SMID Cap Core Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.31%
Aerospace & Defense–0.61%
BWX Technologies	78,586	$ 4,232,642
		4,232,642
Airlines–0.78%
†Allegiant Travel	27,487	5,373,159
		5,373,159
Auto Components–0.70%
BorgWarner	112,822	4,875,039
		4,875,039
Banks–8.27%
Comerica	68,977	5,552,649
East West Bancorp	120,394	9,335,351
First Horizon National	264,432	4,307,597
Independent Bank Group	53,279	3,784,940
SouthState	66,773	4,985,940
Sterling Bancorp	210,216	5,246,991
Umpqua Holdings	302,784	6,131,376
Valley National Bancorp	364,155	4,846,903
Webster Financial	128,327	6,988,689
Western Alliance Bancorp	55,487	6,038,095
		57,218,531
Biotechnology–7.49%
†Agios Pharmaceuticals	76,157	3,514,646
†Amicus Therapeutics	314,099	2,999,645
†Biohaven Pharmaceutical Holding	36,497	5,069,798
†Blueprint Medicines	64,684	6,650,162
†Exact Sciences	20,725	1,978,201
†Halozyme Therapeutics	123,009	5,004,006
†Insmed	114,331	3,148,676
†Ligand Pharmaceuticals	42,159	5,873,592
†Natera	56,313	6,275,521
†Neurocrine Biosciences	61,753	5,922,730
†Ultragenyx Pharmaceutical	59,877	5,400,307
		51,837,284
Building Products–1.57%
Carlisle	15,280	3,037,511
Zurn Water Solution	121,728	7,825,893
		10,863,404
Capital Markets–1.46%
Hamilton Lane Class A	30,744	2,607,706
Stifel Financial	110,518	7,510,803
		10,118,509
Chemicals–2.51%
Balchem	17,555	2,546,704
Huntsman	254,819	7,540,094
Minerals Technologies	103,819	7,250,719
		17,337,517
Commercial Services & Supplies–1.79%
ABM Industries	92,230	4,151,271
†Casella Waste Systems Class A	36,750	2,790,795
Tetra Tech	22,660	3,384,044
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†US Ecology	64,236	$ 2,078,035
		12,404,145
Communications Equipment–0.32%
†NETGEAR	68,888	2,198,216
		2,198,216
Construction & Engineering–3.58%
†Ameresco Class A	51,009	2,980,456
†MasTec	46,009	3,969,656
Quanta Services	96,913	11,030,638
†WillScot Mobile Mini Holdings	214,138	6,792,457
		24,773,207
Consumer Finance–0.36%
†LendingTree	18,047	2,523,512
		2,523,512
Containers & Packaging–0.66%
WestRock	91,483	4,558,598
		4,558,598
Diversified Consumer Services–0.48%
†Chegg	49,110	3,340,462
		3,340,462
Electrical Equipment–0.43%
†Generac Holdings	7,199	2,942,015
		2,942,015
Electronic Equipment, Instruments & Components–0.76%
†II-VI	88,205	5,235,849
		5,235,849
Energy Equipment & Services–0.07%
Patterson-UTI Energy	55,110	495,990
		495,990
Entertainment–0.41%
†Cinemark Holdings	146,434	2,812,997
		2,812,997
Equity Real Estate Investment Trusts–6.59%
American Assets Trust	51,545	1,928,814
Brixmor Property Group	227,670	5,033,784
Camden Property Trust	48,696	7,181,199
Cousins Properties	151,921	5,665,134
†DiamondRock Hospitality	238,196	2,250,952
First Industrial Realty Trust	85,842	4,470,651
Kite Realty Group Trust	149,224	3,038,201
Lexington Realty Trust	272,489	3,474,235
Life Storage	46,895	5,380,732
Pebblebrook Hotel Trust	145,420	3,258,862
Physicians Realty Trust	222,609	3,922,371
		45,604,935
Food & Staples Retailing–1.55%
†BJ's Wholesale Club Holdings	64,420	3,537,946
LVIP Delaware SMID Cap Core Fund–1

LVIP Delaware SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Casey's General Stores	37,989	$ 7,159,027
		10,696,973
Food Products–0.86%
J & J Snack Foods	39,035	5,965,329
		5,965,329
Gas Utilities–1.21%
South Jersey Industries	179,829	3,823,164
Spire	73,848	4,518,021
		8,341,185
Health Care Equipment & Supplies–0.50%
†Quidel	24,569	3,467,914
		3,467,914
Health Care Providers & Services–0.87%
Encompass Health	80,580	6,046,723
		6,046,723
Health Care Technology–0.66%
†Inspire Medical Systems	19,542	4,550,941
		4,550,941
Hotels, Restaurants & Leisure–3.59%
Aramark	181,171	5,953,279
†Brinker International	76,950	3,774,398
†Chuy's Holdings	62,404	1,967,598
Jack in the Box	46,289	4,505,308
Texas Roadhouse	47,855	4,370,597
Wendy's	198,511	4,303,719
		24,874,899
Household Durables–2.37%
†Helen of Troy	14,450	3,246,626
KB Home	72,760	2,831,819
La-Z-Boy	73,741	2,376,673
†Taylor Morrison Home	102,413	2,640,207
Toll Brothers	95,596	5,285,503
		16,380,828
Insurance–3.54%
Axis Capital Holdings	103,029	4,743,455
Kemper	66,655	4,451,888
Primerica	37,894	5,821,655
Reinsurance Group of America	42,511	4,729,774
Selective Insurance Group	62,700	4,735,731
		24,482,503
Interactive Media & Services–0.56%
†Bumble Class A	562	28,089
†Yelp	102,812	3,828,719
		3,856,808
IT Services–2.48%
†ExlService Holdings	78,155	9,622,444
†WNS Holdings	91,890	7,516,602
		17,139,046
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–1.61%
†Malibu Boats Class A	96,954	$ 6,784,841
†YETI Holdings	50,989	4,369,247
		11,154,088
Life Sciences Tools & Services–3.73%
Bio-Techne	15,889	7,699,333
†ICON	25,507	6,683,344
†NeoGenomics	68,650	3,311,676
†Repligen	28,169	8,140,559
		25,834,912
Machinery–4.24%
Barnes Group	38,761	1,617,496
Columbus McKinnon	24,211	1,170,602
ESCO Technologies	30,598	2,356,046
Federal Signal	67,570	2,609,553
†Gates Industrial	140,599	2,287,546
Graco	57,636	4,032,791
Kadant	14,888	3,038,641
Lincoln Electric Holdings	35,594	4,584,151
Oshkosh	49,524	5,069,772
Woodward	22,793	2,580,168
		29,346,766
Media–0.91%
Interpublic Group	171,428	6,286,265
		6,286,265
Metals & Mining–3.17%
Kaiser Aluminum	66,542	7,250,416
Reliance Steel & Aluminum	61,855	8,809,389
Worthington Industries	111,888	5,896,498
		21,956,303
Multi-Utilities–1.15%
Black Hills	61,112	3,835,389
NorthWestern	72,527	4,155,797
		7,991,186
Oil, Gas & Consumable Fuels–3.06%
Diamondback Energy	176,489	16,708,213
PDC Energy	93,735	4,442,102
		21,150,315
Paper & Forest Products–0.51%
Neenah	74,972	3,494,445
		3,494,445
Pharmaceuticals–1.75%
†Catalent	68,865	9,163,866
†Supernus Pharmaceuticals	111,103	2,963,117
		12,126,983
Professional Services–2.79%
†ASGN	64,023	7,243,562
Jacobs Engineering Group	51,927	6,881,886
KBR	95,770	3,773,338
†Upwork	31,535	1,420,021
		19,318,807

LVIP Delaware SMID Cap Core Fund–2

LVIP Delaware SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–1.79%
Knight-Swift Transportation Holdings	165,325	$ 8,456,374
Werner Enterprises	89,025	3,941,137
		12,397,511
Semiconductors & Semiconductor Equipment–3.93%
Brooks Automation	48,427	4,956,503
†Ichor Holdings	34,801	1,429,973
†MACOM Technology Solutions Holdings	71,025	4,607,392
†MaxLinear	124,097	6,111,777
†ON Semiconductor	76,723	3,511,612
†Semtech	59,932	4,672,898
†Silicon Laboratories	13,462	1,886,834
		27,176,989
Software–6.24%
†Blackline	19,177	2,264,037
†Box Class A	76,589	1,812,862
†Guidewire Software	30,283	3,599,740
†J2 Global	47,508	6,490,543
†Medallia	104,858	3,551,540
†Paycom Software	3,904	1,935,408
†PTC	65,136	7,802,641
†Rapid7	49,679	5,614,720
†Sprout Social Class A	23,399	2,853,508
SS&C Technologies Holdings	43,094	2,990,724
†Tyler Technologies	3,077	1,411,266
†Varonis Systems	46,302	2,817,477
		43,144,466
Specialty Retail–3.45%
American Eagle Outfitters	229,224	5,913,979
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Dick's Sporting Goods	75,357	$ 9,025,508
†Five Below	42,747	7,558,097
Sonic Automotive Class A	26,526	1,393,676
		23,891,260
Textiles, Apparel & Luxury Goods–1.08%
Steven Madden	186,538	7,491,366
		7,491,366
Thrifts & Mortgage Finance–1.85%
Essent Group	121,646	5,353,640
†NMI Holdings Class A	148,231	3,351,503
WSFS Financial	79,870	4,098,130
		12,803,273
Trading Companies & Distributors–1.02%
Boise Cascade	74,876	4,041,807
†WESCO International	26,395	3,043,871
		7,085,678
Total Common Stock (Cost $471,840,205)		687,199,773

MONEY MARKET FUND–0.89%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	6,117,863	6,117,863
Total Money Market Fund (Cost $6,117,863)		6,117,863

TOTAL INVESTMENTS–100.20% (Cost $477,958,068)	693,317,636
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(1,357,705)
NET ASSETS APPLICABLE TO 26,805,259 SHARES OUTSTANDING–100.00%	$691,959,931

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware SMID Cap Core Fund–3

LVIP Delaware SMID Cap Core Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware SMID Cap Core Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$687,199,773	$—	$—	$687,199,773
Money Market Fund	6,117,863	—	—	6,117,863
Total Investments	$693,317,636	$—	$—	$693,317,636
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware SMID Cap Core Fund–4